Schedule of administration expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Wages and salaries	€ 4,124	€ 6,752	€ 7,649
Depreciation and amortization	2,596	2,631	1,547
Professional fees	2,033	1,076	1,605
Consulting fees		638	1,816
Other expenses	3,116	2,003	3,218
Reclassification of cost of sales		1,153
Impairment of inventory		2,206
Total	€ 11,869	€ 16,460	€ 15,835